EARNING PER SHARE ('EPS') (Tables)	12 Months Ended
Dec. 31, 2021
EARNING PER SHARE ('EPS')
Schedule of computation of basic EPS

The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2021, 2020 and 2019 (in millions of pesos, except per share data):

	2021	2020	2019
Income from continuing operations before attribution of non-controlling interests	4,207,787	315,359	3,214,567
Less: Non-controlling interests from continuing operations	120,992	39,365	97,216
Net income from continuing operations	4,086,795	275,994	3,117,351
Less: Preferred dividends declared	59,851	682,876	435,810
Less: Allocation of undistributed earnings to preferred stockholders	1,830,636	(583,718)	998,864
Net income allocated to common shareholders for basic and diluted EPS	2,196,308	176,836	1,682,677
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	4,309	347	3,301
Basic and Diluted earnings per share from continuing operations	4,309	347	3,301